Document and Entity Information	Jan. 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002025410
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity Registrant Name	StandardAero, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42298
Entity Tax Identification Number	30-1138150
Entity Address, Address Line One	6710 North Scottsdale Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	(480)
Local Phone Number	377 3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SARO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false